Report for six months period ending:      /    /          (a)
                  or fiscal year ending:  /    /         (b)


Report for the transition period ending:    12/31/95      (c)
[If transition report also complete (a) or (b) above.]
Is this an amendment to a previous filing? (Y/N):                     N
                                                                    Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.



1. A. Registrant Name:     Templeton Capital Accumulation Plans

    B.  File Number:  811-6197

    C.  Telephone Number:   813-823-8712

2. A.   Street:   700 Central Avenue

     B. City:  St. Petersburg  State:  FL   D. Zip Code: 33701  Zip Ext.: 3628

     E.  Foreign Country                         Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)        N
                                                                     Y/N
4.  Is this the last filing on this form by Registrant? (Y/N)          N
                                                                      Y/N
5. Is Registrant a small business investment company (SBIC)?(Y/N)      N
      [If answer is "Y" (Yes), complete only items 89 through 110.]   Y/N

6. Is Registrant a unit investment trust (UIT)?(Y/N)                   Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]   Y/N

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)     N
         [If answer is "N" (No), go to item 8.]                       Y/N

     B. How may separate series or portfolios did Registrant have at the end of the period?

For period ending     12/31/95                        If filing more than one
File Number 811-  6197                                page 46, x box:


111.      A. [/]  Depositors Name:  FRANKLIN TEMPLETON DISTRIBUTORS, INC.

         B. [/]  File Number (If any):      13-5599989 EIN #

         C. [/]  City: St. Petersburg  State: FLORIDA Zip Code: 33701 Zip Ext.:


              [/]  Foreign Country:              Foreign Postal Code:

112.     A. [/]   Sponsor Name: Franklin Templeton Distributors, Inc.

         B. [/]  File Number (If any):      13-5599989 EIN#

         C. [/]  City: ST. Petersburg State: Fl  Zip Code: 33701  Zip Ext.:


              [/]  Foreign Country:                Foreign Postal Code:


113.      A. [/]  Trustee Name:     TEMPLETON FUNDS TRUST COMPANY

         B. [/]  City: ST. PETERSBURG  State: Florida  Zip Code: 33701 Zip Ext.:

              [/]  Foreign Country:         Foreign Postal Code:

114.     A. [/] Principal Underwriter Name:Franklin Templeton Distributors, Inc.

         B. [/]  File Number (If any):       13-5599989 EIN #

         C. [/]  City: St. Petersburg State: FLORIDA   Zip Code: 33701 Zip Ext.:

              [/]  Foreign Country:             Foreign Postal Code:

115.     A. [/]  Independent Public Accountant Name:  COOPERS & LYBRAND, L.L.P

         B. [/]  City: San Francisco   State:  CA  Zip Code: 94102    Zip Ext.:

              [/]  Foreign Country:         Foreign Postal Code:

For period ending     12/31/95                       If filing more than one
File Number 811-  6197                               page 46, x box:


116.     Family of investment companies information:

         A. [/]  Is Registrant part of a family of
                  investment companies? (Y/N)                       Y
                                                                  Y/N
         B. [/]  Identify the family in 10 letters
                  (NOTE: In filing this form, use this identification
                    consistently for all investment companies family. This
                     designation is for purposes of this form only.)

117.     A. [/]   Is Registrant a separate account of an
                    insurance company? (Y/N)                          N
                                                                     Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/]  Variable annuity contracts? (Y/N)            N
                                                             Y/N

         C. [/]  Scheduled premium variable life contracts?(Y/N)       N
                                                                      Y/N

           D. [/]  Flexible premium variable life contracts? (Y/N)       N
                                                                        Y/N
           E. [/]  Other types of insurance products registered
                     under the Securities Act of 1933?(Y/N)              N
                                                                        Y/N

118.      [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.     [/]   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.     [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121.     [/]   State the number of  series for which current prospectus was in existence at the end of the period

122.     [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending     12/31/95                          If filing more than one
File Number 811-  6197                                  page 46, x box:

123. [/] State the total value of the additional units considered in  answering
         item 122 ($000's omitted)                        $

124. [/] State the total value of units of prior series that were placed in the portfolio of subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. [/] State the total dollar amount of sales loads collected (before real to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series' of Registrant ($000's omitted)     $        6,474


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions or realized gains, if any):


                                                               Number of    Total Assets    Total Income
                                                                Series       ($000's         Distributions
                                                              Investing     omitted)        ($000's omitted)
A.  U.S. Treasury direct issues                                             $               $
B.  U.S. Government agency                                                  $               $
C.  State and municipal tax-free                                            $               $
D.  Public utility debt                                                     $               $
E.  Brokers of dealers debt or debt of brokers' or
         dealers parent.                                                    $               $
F.  All other corporate interned, & long-term debt.                         $               $
G. All other corporate short-term debt.                                     $               $
H. Equity securities of brokers or dealers or
         parents of brokers or dealers.                                     $               $
I.   Investment company equity securities.                       1          $ 78,015        $ 1,597
J.  All other equity securities.                                            $               $
K.  Other securities.                                                       $               $
                                                                                            $
L.  Total assets of all series of Registrant.                               $ 78,015
                                                                            --------

For  period ending: 12/31/95                          If filing more than one
File Number 811-6197                                  Page 47, "X" box:

128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series' at the end of the current
         period insured or guaranteed by an entity other
         than the issuer? (Y/N)                                         N
                                                                       Y/N
         [If answer is "N" (No), go to item 131.]

129.[/]  Is the issuer of any  instrument  covered in
         item 128  delinquent or in default as to payment
         of principal or interest at the end of the current period?(Y/N)
                                                                       Y/N
         [If answer is "N"(No), go to item 131.]

130. [/ ] In computations of NAV or offering price per unit is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                        Y/N

131.  Total expenses incurred by all series of Registrant
      during the current reporting  period ($000's omitted)     $        NONE

132. [/] List the "811" (investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-           811-                 811-                  811-            811-
811-           811-                 811-                  811-            811-
811-           811-                 811-                  811-            811-
811-           811-                 811-                  811-            811-
811-           811-                 811-                  811-            811-
811-           811-                 811-                  811-            811-

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee) in the City of St. Petersburg on the 27th day of February, 1996.

                                         TEMPLETON CAPITAL ACCUMULATION PLANS
                                     (Name of registrant, depositor or trustee)





                                       By:      /S/THOMAS M. MISTELE
                                                Thomas M. Mistele
                                                Vice President